Contingencies - Legal Proceedings (Details) (Pricing Investigation by Korea Fair Trade Commission)	Mar. 31, 2012 location
Pricing Investigation by Korea Fair Trade Commission
Loss Contingencies [Line Items]
Number of hotels included in pricing investigation, managed by Company	2